Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss available to common shares	$ (7,639)	$ (12,367)	$ (95,255)	$ (38,488)
Class A Common Stock [Member]
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted weighted average number	23,181	5,827	11,339	5,820
Basic and diluted net loss available	$ (0.33)	$ (2.12)	$ (8.4)	$ (6.61)